JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 31.6%
Aerospace & Defense — 1.2%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	43	45
Boeing Co. (The)
1.43%, 2/4/2024	70	70
4.88%, 5/1/2025	54	61
2.20%, 2/4/2026	86	86
3.10%, 5/1/2026	250	266
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	78
Leidos, Inc. 2.30%, 2/15/2031 (a)	100	96
Lockheed Martin Corp. 3.10%, 1/15/2023	174	181
Northrop Grumman Corp. 2.93%, 1/15/2025	150	160
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	114
Textron, Inc. 3.00%, 6/1/2030	100	104

		1,261

Automobiles — 0.6%
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	150	155
General Motors Co. 6.13%, 10/1/2025	50	59
Hyundai Capital America 2.85%, 11/1/2022 (a)	200	206
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	200	219

		639

Banks — 4.6%
Bank of America Corp.
3.30%, 1/11/2023	90	94
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	42	44
Series L, 3.95%, 4/21/2025	154	170
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	60	60
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	400	438
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	250	253
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	206
Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	154
Barclays plc (United Kingdom) 3.68%, 1/10/2023	100	102
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	160
Citigroup, Inc.
4.40%, 6/10/2025	115	129
4.45%, 9/29/2027	150	172
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	350	356
Citizens Financial Group, Inc. 2.64%, 9/30/2032 (a)	50	49
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	118	121
Discover Bank 3.35%, 2/6/2023	250	262
Fifth Third Bancorp 2.38%, 1/28/2025	64	67
HSBC Holdings plc (United Kingdom)
(SOFR + 1.40%), 2.63%, 11/7/2025 (b)	200	211
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200	201
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	277
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	235
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	200	220
US Bancorp Series X, 3.15%, 4/27/2027	68	74
Wells Fargo & Co.
3.00%, 2/19/2025	99	107
4.10%, 6/3/2026	21	24
4.30%, 7/22/2027	30	34
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	250	276
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	307

		4,803

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	265	313
Constellation Brands, Inc. 2.88%, 5/1/2030	11	11
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	75	85
4.60%, 5/25/2028	50	58
PepsiCo, Inc. 1.63%, 5/1/2030	33	32

		499

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Biotechnology — 0.5%
AbbVie, Inc.
3.45%, 3/15/2022	69	70
4.25%, 11/14/2028	100	115
Amgen, Inc. 2.20%, 2/21/2027	43	45
Baxalta, Inc. 3.60%, 6/23/2022	23	24
Biogen, Inc.
3.63%, 9/15/2022	30	31
2.25%, 5/1/2030	40	40
Gilead Sciences, Inc.
3.70%, 4/1/2024	36	39
3.50%, 2/1/2025	25	27
3.65%, 3/1/2026	57	63
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	26

		480

Building Products — 0.0% (c)
Johnson Controls International plc 3.75%, 12/1/2021	3	3

Capital Markets — 1.8%
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (a)	55	58
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	55
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	41
3.20%, 1/25/2028	200	219
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (b)	150	149
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	249	275
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	80	91
Invesco Finance plc
4.00%, 1/30/2024	71	77
3.75%, 1/15/2026	125	139
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	100	111
Morgan Stanley
5.50%, 7/28/2021	100	101
3.70%, 10/23/2024	83	91
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	127	127
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	250	276
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	90	85
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	17	19

		1,914

Chemicals — 0.4%
Ecolab, Inc. 3.25%, 12/1/2027	43	48
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	40	40
4.45%, 9/26/2028	9	10
LYB International Finance III LLC 2.25%, 10/1/2030	75	74
Mosaic Co. (The) 3.25%, 11/15/2022	21	22
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	49
PPG Industries, Inc. 1.20%, 3/15/2026	37	37
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	116

		396

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	220

Construction & Engineering — 0.0% (c)
Quanta Services, Inc. 2.90%, 10/1/2030	21	22

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	86

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	150	154
4.13%, 7/3/2023	200	212
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	150	161
3.95%, 7/1/2024 (a)	120	128
4.25%, 4/15/2026 (a)	90	97
Caterpillar Financial Services Corp. 2.85%, 6/1/2022	58	60
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	194
John Deere Capital Corp. 2.65%, 6/24/2024	100	107
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	200	210

		1,323

Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	41	41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Packaging Corp. of America 3.00%, 12/15/2029	100	106
WRKCo, Inc. 3.00%, 9/15/2024	80	85

		232

Diversified Financial Services — 1.1%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	10	10
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	205
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	83
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	513
Series KK, 3.55%, 1/15/2024	200	217
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	109

		1,137

Diversified Telecommunication Services — 0.9%
AT&T, Inc. 7.88%, 2/15/2030	350	480
Qwest Corp. 6.75%, 12/1/2021	148	152
Verizon Communications, Inc.
2.10%, 3/22/2028	25	25
4.50%, 8/10/2033	208	245

		902

Electric Utilities — 1.9%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	99
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	44
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	217
DTE Electric Co. 2.65%, 6/15/2022	20	20
Duke Energy Corp. 3.75%, 4/15/2024	150	162
Duke Energy Progress LLC 2.80%, 5/15/2022	40	41
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	51	49
Edison International 4.13%, 3/15/2028	150	159
Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	200	220
Entergy Mississippi LLC 2.85%, 6/1/2028	186	196
Evergy Metro, Inc. 3.15%, 3/15/2023	47	49
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	39	41
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	98
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	28	30
1.96%, 6/27/2030 (a)	29	28
NRG Energy, Inc. 2.45%, 12/2/2027 (a)	37	37
OGE Energy Corp. 0.70%, 5/26/2023	18	18
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021 (b)	81	81
4.55%, 7/1/2030	75	79
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	132	137
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	24
Southern California Edison Co. 1.85%, 2/1/2022	8	8
Southern Co. (The) 3.25%, 7/1/2026	167	182
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	23

		2,042

Electrical Equipment — 0.2%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	42
Eaton Corp. 3.10%, 9/15/2027	140	153

		195

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	17
3.88%, 1/12/2028	100	110

		127

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	155
Halliburton Co. 3.80%, 11/15/2025	7	8
Schlumberger Investment SA 2.65%, 6/26/2030	94	97

		260

Entertainment — 0.1%
Walt Disney Co. (The) 7.70%, 10/30/2025	50	64

Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	29
American Tower Corp.
3.50%, 1/31/2023	80	84
5.00%, 2/15/2024	38	42
1.50%, 1/31/2028	68	66

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	31
2.45%, 1/15/2031	100	100
Boston Properties LP 3.20%, 1/15/2025	152	163
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	54
2.25%, 4/1/2028	10	10
Crown Castle International Corp. 2.25%, 1/15/2031	72	70
Equinix, Inc. 2.00%, 5/15/2028	37	37
Essex Portfolio LP 1.65%, 1/15/2031	53	49
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	52	56
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	68	71
2.00%, 3/15/2031	29	27
Healthpeak Properties, Inc. 3.40%, 2/1/2025	3	3
Life Storage LP 2.20%, 10/15/2030	25	24
Mid-America Apartments LP 1.70%, 2/15/2031	36	34
Office Properties Income Trust 2.65%, 6/15/2026	17	17
Realty Income Corp.
3.88%, 7/15/2024	50	55
3.65%, 1/15/2028	150	164
Safehold Operating Partnership LP 2.80%, 6/15/2031	88	87
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150	162
SITE Centers Corp. 3.63%, 2/1/2025	12	13
UDR, Inc. 2.10%, 8/1/2032	48	45
Ventas Realty LP
3.75%, 5/1/2024	44	47
3.50%, 2/1/2025	27	29
4.13%, 1/15/2026	17	19
3.25%, 10/15/2026	45	50
Welltower, Inc. 4.50%, 1/15/2024	100	109
WP Carey, Inc.
2.40%, 2/1/2031	12	12
2.25%, 4/1/2033	100	94

		1,853

Food & Staples Retailing — 0.4%
7-Eleven, Inc. 1.30%, 2/10/2028 (a)	80	77
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	100	103
Costco Wholesale Corp. 1.60%, 4/20/2030	95	92
CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	41	48
Kroger Co. (The) 4.00%, 2/1/2024	90	98

		418

Food Products — 0.6%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	58
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	51
Campbell Soup Co.
3.95%, 3/15/2025	50	55
2.38%, 4/24/2030	74	73
Kellogg Co. 3.40%, 11/15/2027	95	104
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	104
Mondelez International, Inc. 1.88%, 10/15/2032	125	119
Smithfield Foods, Inc.
5.20%, 4/1/2029 (a)	7	8
3.00%, 10/15/2030 (a)	18	18
Tyson Foods, Inc. 3.95%, 8/15/2024	73	80

		670

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	44
ONE Gas, Inc. 2.00%, 5/15/2030	26	25

		69

Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co. 1.96%, 2/11/2031	150	143
Boston Scientific Corp.
3.75%, 3/1/2026	31	35
4.00%, 3/1/2029	19	21
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	19	20
3.55%, 4/1/2025	50	55

		274

Health Care Providers & Services — 0.6%
Aetna, Inc. 2.80%, 6/15/2023	200	209
Cigna Corp. 3.50%, 6/15/2024	72	78
CommonSpirit Health 2.78%, 10/1/2030	50	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HCA, Inc. 4.13%, 6/15/2029	150	168
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	73
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	56	55

		634

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 2.13%, 3/1/2030	58	58
Starbucks Corp. 3.80%, 8/15/2025	150	167

		225

Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	162

Industrial Conglomerates — 0.2%
Roper Technologies, Inc.
3.80%, 12/15/2026	15	17
1.40%, 9/15/2027	174	170
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	34	37

		224

Insurance — 1.6%
American International Group, Inc. 3.75%, 7/10/2025	161	178
Aon plc 3.88%, 12/15/2025	143	159
Assurant, Inc. 4.20%, 9/27/2023	90	97
Athene Global Funding
1.45%, 1/8/2026 (a)	68	68
2.95%, 11/12/2026 (a)	82	87
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	38	38
CNA Financial Corp.
3.95%, 5/15/2024	52	57
4.50%, 3/1/2026	38	43
Guardian Life Global Funding 2.50%, 5/8/2022 (a)	125	128
Lincoln National Corp. 4.20%, 3/15/2022	35	36
Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	50	52
New York Life Global Funding 1.20%, 8/7/2030 (a)	150	138
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	163
Protective Life Global Funding 2.62%, 8/22/2022 (a)	200	206
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	190

		1,640

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 1.20%, 6/3/2027	105	104
eBay, Inc. 2.60%, 5/10/2031	100	100

		204

IT Services — 0.2%
Global Payments, Inc. 3.20%, 8/15/2029	50	53
International Business Machines Corp. 3.50%, 5/15/2029	100	110

		163

Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	82

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	109

Machinery — 0.0% (c)
Otis Worldwide Corp. 2.57%, 2/15/2030	44	45

Media — 0.8%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	181
2.30%, 2/1/2032	150	141
Comcast Corp.
3.00%, 2/1/2024	117	125
3.38%, 2/15/2025	77	84
3.38%, 8/15/2025	80	88
3.15%, 3/1/2026	16	17
Cox Communications, Inc. 1.80%, 10/1/2030 (a)	67	63
Fox Corp. 4.71%, 1/25/2029	35	41
ViacomCBS, Inc. 4.00%, 1/15/2026	100	111

		851

Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	60	59
2.85%, 4/27/2031 (a)	150	149
Nucor Corp. 4.00%, 8/1/2023	27	29
Steel Dynamics, Inc.
1.65%, 10/15/2027	33	32
3.45%, 4/15/2030	21	23

		292

Multiline Retail — 0.3%
Dollar General Corp. 4.13%, 5/1/2028	150	170
Kohl’s Corp. 3.38%, 5/1/2031	100	103

		273

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	29
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	173
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	106
Sempra Energy 4.05%, 12/1/2023	48	52
WEC Energy Group, Inc. 3.55%, 6/15/2025	73	80

		440

Oil, Gas & Consumable Fuels — 2.5%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	100	112
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	166	181
Cameron LNG LLC 2.90%, 7/15/2031 (a)	84	87
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	50	57
5.13%, 6/30/2027	81	94
Chevron Corp.
2.36%, 12/5/2022	40	41
2.00%, 5/11/2027	19	20
Chevron USA, Inc. 3.85%, 1/15/2028	100	114
Cimarex Energy Co. 3.90%, 5/15/2027	60	66
ConocoPhillips
3.75%, 10/1/2027 (a)	60	68
2.40%, 2/15/2031 (a)	14	14
Diamondback Energy, Inc. 3.25%, 12/1/2026	100	108
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	61
Energy Transfer LP
3.60%, 2/1/2023	28	29
4.90%, 2/1/2024	61	67
4.05%, 3/15/2025	91	98
Enterprise Products Operating LLC 3.90%, 2/15/2024	49	53
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	114	114
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	40	41
3.45%, 10/15/2027 (a)	50	53
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	51
HollyFrontier Corp.
2.63%, 10/1/2023	12	12
5.88%, 4/1/2026	40	47
Marathon Petroleum Corp.
4.50%, 5/1/2023	62	66
3.63%, 9/15/2024	67	73
4.70%, 5/1/2025	38	43
MPLX LP
3.38%, 3/15/2023	32	33
4.25%, 12/1/2027	27	31
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	22	22
ONEOK Partners LP
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	31
ONEOK, Inc. 3.40%, 9/1/2029	150	158
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	45
Phillips 66 1.30%, 2/15/2026	28	28
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	50
1.90%, 8/15/2030	72	67
Plains All American Pipeline LP 4.65%, 10/15/2025	100	112
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	23
TC PipeLines LP 3.90%, 5/25/2027	42	46
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	183
Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	94

		2,705

Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	72
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	71	79
1.45%, 11/13/2030	100	95
Eli Lilly & Co. 3.38%, 3/15/2029	70	78
Mylan, Inc. 4.55%, 4/15/2028	75	86
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	194
Zoetis, Inc. 2.00%, 5/15/2030	80	78

		682

Real Estate Management & Development — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	200	204

Road & Rail — 0.8%
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	56

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CSX Corp. 3.25%, 6/1/2027	162	177
ERAC USA Finance LLC 4.50%, 8/16/2021 (a)	27	27
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	67
Norfolk Southern Corp. 2.55%, 11/1/2029	150	155
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	200	215
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	110	111

		808

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
4.75%, 4/15/2029	50	57
4.15%, 11/15/2030	150	165
Marvell Technology, Inc. 2.45%, 4/15/2028 (a)	52	52
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	72	72
0.98%, 9/1/2024 (a)	50	50
NXP BV (China) 2.50%, 5/11/2031 (a)	100	100
QUALCOMM, Inc. 3.25%, 5/20/2027	94	104

		600

Software — 0.3%
Citrix Systems, Inc. 1.25%, 3/1/2026	25	25
Intuit, Inc. 1.65%, 7/15/2030	125	121
Oracle Corp. 2.88%, 3/25/2031	168	172

		318

Specialty Retail — 0.6%
AutoZone, Inc. 4.00%, 4/15/2030	83	93
Home Depot, Inc. (The) 2.50%, 4/15/2027	88	94
Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	221
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	100	111
3.60%, 9/1/2027	62	69

		588

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.38%, 2/8/2041	100	93
Dell International LLC 5.30%, 10/1/2029 (a)	100	118

		211

Tobacco — 0.4%
Altria Group, Inc. 2.45%, 2/4/2032	84	80
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	212
Philip Morris International, Inc. 3.38%, 8/11/2025	150	164

		456

Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.00%, 9/15/2023	250	262
3.63%, 12/1/2027	100	106
Aviation Capital Group LLC 3.88%, 5/1/2023 (a)	100	105

		473

Water Utilities — 0.2%
American Water Capital Corp. 3.85%, 3/1/2024	150	162

Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	164
2.25%, 11/15/2031	100	96

		260

TOTAL CORPORATE BONDS (Cost $31,073)		32,700

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bonds 6.13%, 8/15/2029	500	685
U.S. Treasury Notes
1.50%, 9/15/2022	2,500	2,545
1.13%, 2/28/2025	3,000	3,068
0.38%, 9/30/2027	580	553
0.50%, 10/31/2027	1,500	1,439
1.25%, 3/31/2028	450	450
3.13%, 11/15/2028	1,000	1,127
2.63%, 2/15/2029	1,600	1,747
1.50%, 2/15/2030	2,200	2,200
0.63%, 8/15/2030	2,550	2,346
0.88%, 11/15/2030	80	75
U.S. Treasury STRIPS Bonds
2.94%, 11/15/2022 (d)	1,300	1,298
2.84%, 5/15/2023 (d)	685	683
2.29%, 8/15/2023 (d)	1,890	1,882
2.54%, 2/15/2024 (d)	3,206	3,183
2.29%, 5/15/2024 (d)	200	198
3.05%, 5/15/2025 (d)	200	195
2.43%, 5/15/2026 (d)	200	191
3.75%, 8/15/2026 (d)	47	45
3.84%, 11/15/2026 (d)	300	284
3.08%, 2/15/2027 (d)	100	94
4.20%, 8/15/2027 (d)	100	93

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
4.17%, 11/15/2027 (d)	140		129
3.24%, 2/15/2028 (d)	53		48
2.56%, 5/15/2028 (d)	10		9
3.46%, 8/15/2028 (d)	200		180

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,546)			24,747

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	538		542
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	75		71
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	9		7
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 2.13%, 6/20/2034 (e)	8		8
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	17		18
Series 2005-22, Class 2A1, 2.61%, 11/25/2035 (e)	74		71
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	—	(f)	—	(f)
Series 2003-HYB1, Class A, 2.59%, 9/25/2033 (e)	6		6
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	5		5
FHLMC, REMIC
Series 1144, Class KB, 8.50%, 9/15/2021	—	(f)	—	(f)
Series 1206, Class IA, 7.00%, 3/15/2022	—	(f)	—	(f)
Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 2512, Class PG, 5.50%, 10/15/2022	14		14
Series 2535, Class BK, 5.50%, 12/15/2022	2		2
Series 1470, Class F, 1.41%, 2/15/2023 (e)	—	(f)	—	(f)
Series 2568, Class KG, 5.50%, 2/15/2023	24		24
Series 1466, Class PZ, 7.50%, 2/15/2023	5		5
Series 1491, Class I, 7.50%, 4/15/2023	2		2
Series 1798, Class F, 5.00%, 5/15/2023	2		2
Series 1518, Class G, IF, 8.89%, 5/15/2023 (e)	2		2
Series 1541, Class O, 1.02%, 7/15/2023 (e)	2		2
Series 1608, Class L, 6.50%, 9/15/2023	8		9
Series 1602, Class SA, HB, IF, 22.38%, 10/15/2023 (e)	1		1
Series 2283, Class K, 6.50%, 12/15/2023	3		3
Series 1700, Class GA, PO, 2/15/2024	—	(f)	—	(f)
Series 1671, Class L, 7.00%, 2/15/2024	3		3
Series 1706, Class K, 7.00%, 3/15/2024	14		14
Series 2033, Class SN, HB, IF, 29.74%, 3/15/2024 (e)	1		—	(f)
Series 1720, Class PL, 7.50%, 4/15/2024	42		44
Series 2306, Class K, PO, 5/15/2024	2		2
Series 2306, Class SE, IF, IO, 9.02%, 5/15/2024 (e)	5		—	(f)
Series 1745, Class D, 7.50%, 8/15/2024	4		4
Series 1927, Class PH, 7.50%, 1/15/2027	27		31
Series 1981, Class Z, 6.00%, 5/15/2027	11		11
Series 1987, Class PE, 7.50%, 9/15/2027	4		4
Series 2038, Class PN, IO, 7.00%, 3/15/2028	5		1
Series 2040, Class PE, 7.50%, 3/15/2028	24		28
Series 2063, Class PG, 6.50%, 6/15/2028	25		28
Series 2064, Class TE, 7.00%, 6/15/2028	3		4
Series 2075, Class PM, 6.25%, 8/15/2028	18		20
Series 2075, Class PH, 6.50%, 8/15/2028	18		21
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	6		1
Series 2125, Class JZ, 6.00%, 2/15/2029	11		12
Series 2169, Class TB, 7.00%, 6/15/2029	53		61
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3		—	(f)
Series 2172, Class QC, 7.00%, 7/15/2029	23		27

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)
Series 2201, Class C, 8.00%, 11/15/2029	8		10
Series 2210, Class Z, 8.00%, 1/15/2030	26		31
Series 2224, Class CB, 8.00%, 3/15/2030	9		10
Series 2256, Class MC, 7.25%, 9/15/2030	14		17
Series 2259, Class ZM, 7.00%, 10/15/2030	15		18
Series 2271, Class PC, 7.25%, 12/15/2030	13		16
Series 2296, Class PD, 7.00%, 3/15/2031	7		9
Series 2344, Class ZD, 6.50%, 8/15/2031	133		155
Series 2344, Class ZJ, 6.50%, 8/15/2031	17		20
Series 2345, Class NE, 6.50%, 8/15/2031	10		12
Series 2351, Class PZ, 6.50%, 8/15/2031	13		15
Series 2410, Class OE, 6.38%, 2/15/2032	11		12
Series 2410, Class NG, 6.50%, 2/15/2032	10		11
Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032 (e)	7		1
Series 2412, Class SP, IF, 15.90%, 2/15/2032 (e)	28		37
Series 2423, Class MC, 7.00%, 3/15/2032	9		10
Series 2423, Class MT, 7.00%, 3/15/2032	17		20
Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032 (e)	18		3
Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032 (e)	7		1
Series 2435, Class CJ, 6.50%, 4/15/2032	65		76
Series 2441, Class GF, 6.50%, 4/15/2032	17		20
Series 2455, Class GK, 6.50%, 5/15/2032	24		27
Series 2450, Class GZ, 7.00%, 5/15/2032	26		31
Series 2466, Class DH, 6.50%, 6/15/2032	36		42
Series 2474, Class NR, 6.50%, 7/15/2032	21		24
Series 2484, Class LZ, 6.50%, 7/15/2032	35		42
Series 2500, Class MC, 6.00%, 9/15/2032	31		36
Series 2543, Class YX, 6.00%, 12/15/2032	68		79
Series 2575, Class ME, 6.00%, 2/15/2033	128		150
Series 2586, Class WI, IO, 6.50%, 3/15/2033	10		2
Series 2990, Class SL, HB, IF, 24.12%, 6/15/2034 (e)	13		16
Series 3611, PO, 7/15/2034	16		15
Series 2990, Class UZ, 5.75%, 6/15/2035	423		490
Series 3117, Class EO, PO, 2/15/2036	40		37
Series 3117, Class OK, PO, 2/15/2036	4		4
Series 3122, Class OH, PO, 3/15/2036	32		29
Series 3152, Class MO, PO, 3/15/2036	99		93
Series 3607, Class AO, PO, 4/15/2036	24		21
Series 3137, Class XP, 6.00%, 4/15/2036	55		65
Series 3819, Class ZQ, 6.00%, 4/15/2036	157		187
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	23		22
Series 3179, Class OA, PO, 7/15/2036	13		11
Series 3202, Class HI, IF, IO, 6.55%, 8/15/2036 (e)	126		26
Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036 (e)	26		5
Series 3417, Class EO, PO, 11/15/2036	217		206
Series 3316, Class JO, PO, 5/15/2037	3		3
Series 3607, Class OP, PO, 7/15/2037	117		106
Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038 (e)	65		12
Series 3680, Class MA, 4.50%, 7/15/2039	75		79
Series 4219, Class JA, 3.50%, 8/15/2039	80		81
Series 4096, Class HA, 2.00%, 12/15/2041	166		172
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	293		315
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.10%, 7/25/2032 (e)	20		22
Series T-76, Class 2A, 1.73%, 10/25/2037 (e)	92		93
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	19		24

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series T-54, Class 2A, 6.50%, 2/25/2043	184		218
Series T-54, Class 3A, 7.00%, 2/25/2043	59		71
Series T-56, Class A5, 5.23%, 5/25/2043	439		501
Series T-58, Class A, PO, 9/25/2043	12		10
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	20		24
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (e)	72		72
FNMA, REMIC
Series 2001-48, Class Z, 6.50%, 9/25/2021	1		1
Series 2002-1, Class HC, 6.50%, 2/25/2022	1		1
Series 1992-107, Class SB, HB, IF, 29.75%, 6/25/2022 (e)	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class E, 7.50%, 7/25/2022	1		1
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1996-59, Class J, 6.50%, 8/25/2022	1		1
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(f)	—	(f)
Series G93-5, Class Z, 6.50%, 2/25/2023	1		1
Series 1993-37, Class PX, 7.00%, 3/25/2023	12		13
Series 1993-25, Class J, 7.50%, 3/25/2023	2		2
Series 1998-4, Class C, PO, 4/25/2023	—	(f)	—	(f)
Series 1998-43, Class EA, PO, 4/25/2023	16		16
Series 1993-54, Class Z, 7.00%, 4/25/2023	4		4
Series 1993-62, Class SA, IF, 19.65%, 4/25/2023 (e)	1		1
Series 1993-122, Class M, 6.50%, 7/25/2023	1		1
Series 1996-14, Class SE, IF, IO, 9.17%, 8/25/2023 (e)	9		1
Series 1993-178, Class PK, 6.50%, 9/25/2023	2		2
Series 1993-165, Class SD, IF, 14.06%, 9/25/2023 (e)	1		1
Series 1993-183, Class KA, 6.50%, 10/25/2023	31		33
Series 1993-189, Class PL, 6.50%, 10/25/2023	11		12
Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)
Series 1993-247, Class SA, HB, IF, 29.34%, 12/25/2023 (e)	3		4
Series G95-1, Class C, 8.80%, 1/25/2025	2		3
Series 2005-121, Class DX, 5.50%, 1/25/2026	103		110
Series 1997-20, IO, 1.84%, 3/25/2027 (e)	2		—	(f)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	3		—	(f)
Series 1997-27, Class J, 7.50%, 4/18/2027	5		6
Series 1997-29, Class J, 7.50%, 4/20/2027	7		8
Series 1997-39, Class PD, 7.50%, 5/20/2027	13		15
Series 2012-47, Class HF, 0.49%, 5/25/2027 (e)	55		55
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4		—	(f)
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3		3
Series 2000-2, Class ZE, 7.50%, 2/25/2030	27		32
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	20		3
Series 2001-36, Class DE, 7.00%, 8/25/2031	25		30
Series 2001-49, Class Z, 6.50%, 9/25/2031	5		6
Series 2001-44, Class PD, 7.00%, 9/25/2031	5		6
Series 2003-52, Class SX, HB, IF, 22.68%, 10/25/2031 (e)	6		9
Series 2004-74, Class SW, IF, 15.31%, 11/25/2031 (e)	19		24
Series 2001-81, Class LO, PO, 1/25/2032	3		3
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032 (e)	2		4
Series 2002-21, Class PE, 6.50%, 4/25/2032	13		16
Series 2002-28, Class PK, 6.50%, 5/25/2032	14		16
Series 2002-37, Class Z, 6.50%, 6/25/2032	17		20
Series 2004-61, Class SH, HB, IF, 23.62%, 11/25/2032 (e)	21		31
Series 2003-22, Class UD, 4.00%, 4/25/2033	61		67
Series 2003-34, Class GE, 6.00%, 5/25/2033	131		152
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	3		1

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-47, Class PE, 5.75%, 6/25/2033	64		73
Series 2003-64, Class SX, IF, 13.47%, 7/25/2033 (e)	8		10
Series 2003-71, Class DS, IF, 7.32%, 8/25/2033 (e)	64		71
Series 2005-56, Class TP, IF, 17.88%, 8/25/2033 (e)	28		34
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (e)	5		6
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (e)	51		10
Series 2006-44, Class P, PO, 12/25/2033	19		17
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034 (e)	2		2
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034 (e)	22		32
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034 (e)	16		21
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034 (e)	36		52
Series 2004-50, Class VZ, 5.50%, 7/25/2034	215		245
Series 2005-74, Class CS, IF, 19.77%, 5/25/2035 (e)	18		23
Series 2005-45, Class DC, HB, IF, 23.97%, 6/25/2035 (e)	35		51
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035 (e)	22		4
Series 2005-68, Class PG, 5.50%, 8/25/2035	128		146
Series 2005-73, Class PS, IF, 16.47%, 8/25/2035 (e)	62		82
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035 (e)	39		57
Series 2006-27, Class OH, PO, 4/25/2036	31		29
Series 2006-65, Class QO, PO, 7/25/2036	18		17
Series 2006-56, Class FC, 0.38%, 7/25/2036 (e)	119		119
Series 2006-72, Class GO, PO, 8/25/2036	26		25
Series 2006-79, Class DO, PO, 8/25/2036	21		20
Series 2006-77, Class PC, 6.50%, 8/25/2036	36		42
Series 2006-110, PO, 11/25/2036	33		31
Series 2006-124, Class HB, 2.20%, 11/25/2036 (e)	51		52
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037 (e)	25		5
Series 2007-81, Class GE, 6.00%, 8/25/2037	63		73
Series 2007-79, Class SB, HB, IF, 23.68%, 8/25/2037 (e)	24		39
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (e)	63		14
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037 (e)	169		36
Series 2007-116, Class HI, IO, 1.49%, 1/25/2038 (e)	31		1
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (e)	8		1
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038 (e)	15		3
Series 2008-28, Class QS, HB, IF, 20.43%, 4/25/2038 (e)	19		28
Series 2008-46, Class HI, IO, 1.75%, 6/25/2038 (e)	28		2
Series 2013-25, Class DC, 2.50%, 6/25/2039	227		235
Series 2009-69, PO, 9/25/2039	32		29
Series 2009-103, Class MB, 2.22%, 12/25/2039 (e)	36		38
Series 2010-71, Class HJ, 5.50%, 7/25/2040	86		100
Series 2011-118, Class MT, 7.00%, 11/25/2041	102		124
Series 2011-118, Class NT, 7.00%, 11/25/2041	92		111
Series 2013-101, Class DO, PO, 10/25/2043	186		160
Series 2013-128, PO, 12/25/2043	160		141
Series 2019-65, Class PA, 2.50%, 5/25/2048	280		291
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.63%, 7/25/2037 (e)	6		10
Series 2003-W4, Class 2A, 5.68%, 10/25/2042 (e)	12		14
Series 2003-W1, Class 1A1, 5.12%, 12/25/2042 (e)	64		70
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.25%, 10/25/2037 (e)	21		24
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)
Series 300, Class 1, PO, 9/25/2024	9		9
Series 329, Class 1, PO, 1/25/2033	3		3
GNMA
Series 2003-24, PO, 3/16/2033	5		5
Series 2003-40, Class TJ, 6.50%, 3/20/2033	124		134
Series 2003-52, Class AP, PO, 6/16/2033	32		31
Series 2004-28, Class S, IF, 19.39%, 4/16/2034 (e)	9		13

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-73, Class AE, IF, 14.65%, 8/17/2034 (e)	2		2
Series 2004-71, Class SB, HB, IF, 28.98%, 9/20/2034 (e)	15		24
Series 2004-90, Class SI, IF, IO, 6.00%, 10/20/2034 (e)	93		15
Series 2005-68, Class DP, IF, 16.19%, 6/17/2035 (e)	17		22
Series 2005-68, Class KI, IF, IO, 6.20%, 9/20/2035 (e)	167		35
Series 2006-38, Class ZK, 6.50%, 8/20/2036	278		313
Series 2006-59, Class SD, IF, IO, 6.60%, 10/20/2036 (e)	18		3
Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037 (e)	71		16
Series 2007-27, Class SA, IF, IO, 6.10%, 5/20/2037 (e)	89		12
Series 2007-45, Class QA, IF, IO, 6.54%, 7/20/2037 (e)	74		11
Series 2007-40, Class SB, IF, IO, 6.65%, 7/20/2037 (e)	121		23
Series 2007-50, Class AI, IF, IO, 6.68%, 8/20/2037 (e)	61		2
Series 2007-53, Class ES, IF, IO, 6.45%, 9/20/2037 (e)	20		3
Series 2007-53, Class SW, IF, 19.91%, 9/20/2037 (e)	15		20
Series 2009-79, Class OK, PO, 11/16/2037	57		54
Series 2007-76, Class SA, IF, IO, 6.43%, 11/20/2037 (e)	39		5
Series 2007-72, Class US, IF, IO, 6.45%, 11/20/2037 (e)	38		5
Series 2009-106, Class ST, IF, IO, 5.90%, 2/20/2038 (e)	127		21
Series 2008-33, Class XS, IF, IO, 7.60%, 4/16/2038 (e)	28		5
Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (e)	76		14
Series 2008-50, Class KB, 6.00%, 6/20/2038	96		111
Series 2008-55, Class SA, IF, IO, 6.10%, 6/20/2038 (e)	46		7
Series 2008-93, Class AS, IF, IO, 5.60%, 12/20/2038 (e)	52		7
Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039 (e)	14		1
Series 2009-31, Class TS, IF, IO, 6.20%, 3/20/2039 (e)	46		3
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	23		5
Series 2009-22, Class SA, IF, IO, 6.17%, 4/20/2039 (e)	64		10
Series 2009-92, Class ZC, 5.00%, 10/20/2039	352		400
Series 2011-137, Class WA, 5.58%, 7/20/2040 (e)	163		192
Series 2010-105, Class B, 5.00%, 8/20/2040	454		520
Series 2010-130, Class CP, 7.00%, 10/16/2040	40		48
Series 2013-91, Class WA, 4.48%, 4/20/2043 (e)	338		375
Series 2012-H24, Class FA, 0.56%, 3/20/2060 (e)	5		5
Series 2013-H03, Class FA, 0.41%, 8/20/2060 (e)	—	(f)	—	(f)
Series 2012-H21, Class DF, 0.76%, 5/20/2061 (e)	2		2
Series 2012-H26, Class MA, 0.66%, 7/20/2062 (e)	1		1
Series 2012-H29, Class FA, 0.62%, 10/20/2062 (e)	310		311
Series 2014-H15, Class FA, 0.61%, 7/20/2064 (e)	545		548
Series 2014-H17, Class FC, 0.61%, 7/20/2064 (e)	453		454
Series 2015-H15, Class FJ, 0.55%, 6/20/2065 (e)	522		525
Series 2015-H18, Class FA, 0.56%, 6/20/2065 (e)	348		349
Series 2015-H20, Class FA, 0.58%, 8/20/2065 (e)	463		466
Series 2015-H26, Class FG, 0.63%, 10/20/2065 (e)	537		539
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	31		47
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	1		—	(f)
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 1.95%, 10/25/2033 (e)	125		127
Series 2006-A2, Class 5A3, 2.52%, 11/25/2033 (e)	30		30
Series 2006-A2, Class 4A1, 2.74%, 8/25/2034 (e)	9		10
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (e)	28		28
Series 2004-3, Class 4A2, 2.25%, 4/25/2034 (e)	7		7
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1		1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	53		53
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	64		67
Series 2004-7, Class 30, PO, 8/25/2034 ‡	6		5
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	13		12

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	6		5
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.71%, 10/25/2028 (e)	63		64
Series 2004-A, Class A1, 0.55%, 4/25/2029 (e)	21		20
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (e)	28		28
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	2		2
Series 2003-A1, Class A2, 6.00%, 5/25/2033	8		8
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017 (e)	—	(f)	—	(f)
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (e)	1		—	(f)
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	41		29
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	445		486
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	79		88
Series 2019-4, Class M55D, 4.00%, 2/25/2059	279		308
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	334		351
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	39		41
Series 1994-1, Class 1, 5.15%, 2/15/2024 (e)	34		36
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	85		95
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	27		31
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	125		141
Series 1998-1, Class 2E, 7.00%, 3/15/2028	31		34
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (g)	93		93
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (g)	95		95
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (g)	87		86
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	120		120
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (g)	89		89
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (g)	126		126
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (g)	137		137
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 2.58%, 6/25/2033 (e)	26		26
Series 2004-AR3, Class A2, 2.60%, 6/25/2034 (e)	13		14
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	81		82
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,270)			17,330

MORTGAGE-BACKED SECURITIES — 10.0%
FHLMC
Pool # 785618, ARM, 2.50%, 7/1/2026 (e)	6		6
Pool # 611141, ARM, 2.23%, 1/1/2027 (e)	6		6
Pool # 1B2656, ARM, 2.29%, 12/1/2034 (e)	8		8
Pool # 1G2557, ARM, 2.45%, 6/1/2036 (e)	48		51
Pool # 1A1085, ARM, 1.97%, 8/1/2036 (e)	51		53
Pool # 1B7242, ARM, 2.47%, 9/1/2036 (e)	37		40
Pool # 1Q0105, ARM, 2.60%, 9/1/2036 (e)	17		18
Pool # 1Q0737, ARM, 2.33%, 11/1/2036 (e)	19		19
Pool # 1N1511, ARM, 1.91%, 1/1/2037 (e)	26		26
Pool # 1J1543, ARM, 2.48%, 2/1/2037 (e)	5		5
Pool # 1Q0739, ARM, 2.15%, 3/1/2037 (e)	20		21

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1Q0722, ARM, 2.46%, 4/1/2038 (e)	21		23
FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	—	(f)	—	(f)
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	5		6
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1		1
Pool # C00376, 8.00%, 11/1/2024	—	(f)	—	(f)
Pool # C00414, 7.50%, 8/1/2025	1		2
Pool # C00452, 7.00%, 4/1/2026	2		2
Pool # G00981, 8.50%, 7/1/2028	4		4
Pool # A17537, 6.00%, 1/1/2034	20		24
Pool # G02682, 7.00%, 2/1/2037	17		20
Pool # Q58054, 4.50%, 11/1/2046	186		206
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	3		4
Pool # U80336, 3.50%, 5/1/2033	347		371
Pool # U90690, 3.50%, 6/1/2042	147		160
Pool # U90975, 4.00%, 6/1/2042	123		135
Pool # U91427, 3.50%, 5/1/2043	451		492
FNMA
Pool # 54844, ARM, 2.25%, 9/1/2027 (e)	2		2
Pool # 303532, ARM, 3.91%, 3/1/2029 (e)	1		1
Pool # 745446, ARM, 2.42%, 4/1/2033 (e)	22		23
Pool # 746299, ARM, 2.39%, 9/1/2033 (e)	38		40
Pool # 743546, ARM, 1.99%, 11/1/2033 (e)	36		37
Pool # 735332, ARM, 2.32%, 8/1/2034 (e)	40		41
Pool # 790964, ARM, 2.27%, 9/1/2034 (e)	15		15
Pool # 896463, ARM, 2.63%, 10/1/2034 (e)	38		40
Pool # 810896, ARM, 1.76%, 1/1/2035 (e)	24		25
Pool # 816361, ARM, 1.82%, 1/1/2035 (e)	89		91
Pool # 816594, ARM, 1.80%, 2/1/2035 (e)	15		15
Pool # 816597, ARM, 1.92%, 2/1/2035 (e)	11		11
Pool # 745862, ARM, 2.40%, 4/1/2035 (e)	23		24
Pool # 843026, ARM, 1.78%, 9/1/2035 (e)	38		40
Pool # 832801, ARM, 2.08%, 9/1/2035 (e)	39		40
Pool # 920340, ARM, 2.75%, 2/1/2036 (e)	22		22
Pool # 886558, ARM, 2.40%, 8/1/2036 (e)	9		9
Pool # 893424, ARM, 2.18%, 9/1/2036 (e)	25		26
Pool # 913984, ARM, 1.71%, 2/1/2037 (e)	13		13
Pool # 915645, ARM, 2.28%, 2/1/2037 (e)	36		38
Pool # 887094, ARM, 2.41%, 7/1/2046 (e)	46		49
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	7		7
FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	3		4
FNMA UMBS, 30 Year
Pool # 189190, 7.50%, 11/1/2022	1		1
Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)
Pool # 250103, 8.50%, 7/1/2024	1		1
Pool # 303031, 7.50%, 10/1/2024	—	(f)	1
Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)
Pool # 695533, 8.00%, 6/1/2027	5		6
Pool # 313687, 7.00%, 9/1/2027	1		1
Pool # 755973, 8.00%, 11/1/2028	7		8
Pool # 598559, 6.50%, 8/1/2031	11		13
Pool # 995409, 8.00%, 11/1/2032	93		109
Pool # 675555, 6.00%, 12/1/2032	13		15
Pool # 674349, 6.00%, 3/1/2033	9		10
Pool # 702901, 6.00%, 5/1/2033	31		37
Pool # 721535, 5.00%, 7/1/2033	52		60
Pool # 723852, 5.00%, 7/1/2033	15		17
Pool # 729296, 5.00%, 7/1/2033	37		42

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 713700, 4.50%, 8/1/2033	21		23
Pool # 737825, 6.00%, 9/1/2033	8		9
Pool # 725027, 5.00%, 11/1/2033	32		36
Pool # 725017, 5.50%, 12/1/2033	33		38
Pool # AA0922, 6.00%, 9/1/2036	43		50
Pool # 986648, 6.00%, 9/1/2037	22		26
Pool # AD9151, 5.00%, 8/1/2040	96		108
Pool # BM3375, 4.00%, 1/1/2048	219		239
Pool # BK8753, 4.50%, 6/1/2049	256		279
Pool # BP6363, 3.00%, 4/1/2050	413		435
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	8		8
Pool # 752786, 6.00%, 9/1/2033	10		11
FNMA, Other
Pool # AL0569, 4.45%, 6/1/2021 (e)	92		92
Pool # AM8317, 2.96%, 3/1/2025	179		193
Pool # AN2309, 2.21%, 7/1/2026	454		481
Pool # AM6381, 3.29%, 8/1/2026	987		1,088
Pool # AM7515, 3.34%, 2/ 1/2027	500		555
Pool # BL1211, 4.01%, 2/1/2027	195		223
Pool # BL1040, 3.81%, 12/1/2028	150		174
Pool # BL0907, 3.88%, 12/1/2028	300		347
Pool # AM6892, 3.76%, 9/1/2029	224		257
Pool # BM4162, 3.20%, 10/1/2029 (e)	294		328
Pool # BL4333, 2.52%, 11/1/2029	397		425
Pool # 888408, 6.00%, 3/1/2037	19		21
Pool # 257172, 5.50%, 4/1/2038	7		8
Pool # MA1125, 4.00%, 7/1/2042	208		227
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 7/25/2036 (h)	40		41
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 7/25/2051 (h)	75		76
TBA, 2.50%, 8/25/2051 (h)	5		5
GNMA I, 30 Year
Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)
Pool # 363030, 7.00%, 9/15/2023	8		9
Pool # 352022, 7.00%, 11/15/2023	1		1
Pool # 366706, 6.50%, 1/15/2024	4		5
Pool # 371281, 7.00%, 2/15/2024	2		2
Pool # 782507, 9.50%, 10/15/2024	—	(f)	—	(f)
Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)
Pool # 780965, 9.50%, 12/15/2025	—	(f)	—	(f)
Pool # 442119, 7.50%, 11/15/2026	1		1
Pool # 411829, 7.50%, 7/15/2027	2		2
Pool # 468149, 8.00%, 8/15/2028	1		1
Pool # 468236, 6.50%, 9/15/2028	31		34
Pool # 486537, 7.50%, 9/15/2028	2		2
Pool # 466406, 6.00%, 11/15/2028	11		13
Pool # 607645, 6.50%, 2/15/2033	8		9
Pool # 781614, 7.00%, 6/15/2033	13		16
Pool # 782615, 7.00%, 6/15/2035	35		41
Pool # 782025, 6.50%, 12/15/2035	45		53
Pool # 681638, 6.00%, 12/15/2038	65		73
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)
Pool # 1989, 8.50%, 4/20/2025	1		2
Pool # 2006, 8.50%, 5/20/2025	2		2
Pool # 2141, 8.00%, 12/20/2025	—	(f)	—	(f)
Pool # 2234, 8.00%, 6/20/2026	1		1
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	1		1
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	2		2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 2512, 8.00%, 11/20/2027	2		2
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	10		11
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)
Pool # 2646, 7.50%, 9/20/2028	2		2
Pool # 4245, 6.00%, 9/20/2038	50		58
Pool # BA7567, 4.50%, 5/20/2048	152		164
Pool # BI0416, 4.50%, 11/20/2048	195		211
Pool # BM9692, 4.50%, 7/20/2049	141		152
Pool # BQ3224, 4.50%, 9/20/2049	472		523
Pool # MA7136, 2.50%, 1/20/2051	133		138
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	346		369

TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,707)			10,345

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (e)	145		148
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281		311
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KF12, Class A, 0.81%, 9/25/2022 (e)	9		9
Series KSMC, Class A2, 2.62%, 1/25/2023	500		519
Series KL3L, Class ALNZ, 3.32%, 4/25/2025 (e)	500		544
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	350		368
Series K737, Class AM, 2.10%, 10/25/2026	305		321
Series K069, Class A2, 3.19%, 9/25/2027 (e)	500		558
Series K081, Class A1, 3.88%, 2/25/2028	111		125
Series K083, Class A2, 4.05%, 9/25/2028 (e)	297		350
Series K088, Class A2, 3.69%, 1/25/2029	480		554
FNMA ACES
Series 2015-M17, Class FA, 1.05%, 11/25/2022 (e)	120		120
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	448		478
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	565		604
Series 2015-M7, Class A2, 2.59%, 12/25/2024	676		716
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (e)	500		550
Series 2018-M13, Class A1, 3.70%, 3/25/2030 (e)	219		249
Series 2020-M50, Class A1, 0.67%, 10/25/2030	482		473
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165		163
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (e)	2,802		316
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (e)	117		115
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	25		24
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (e)	115		16
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	200		209
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116		117
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104		106

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,566)			8,063

ASSET-BACKED SECURITIES — 7.6%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	34		34
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	27		27
Series 2019-1, Class A3, 2.91%, 9/15/2023	37		38

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.00%, 10/15/2028	65	66
American Credit Acceptance Receivables Trust
Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	80	80
Series 2020-3, Class A, 0.62%, 10/13/2023 (a)	32	32
Series 2021-1, Class A, 0.35%, 5/13/2024 (a)	50	50
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135	138
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class A3, 3.15%, 3/20/2023	20	20
Series 2019-1, Class A3, 2.97%, 11/20/2023	30	30
Series 2019-2, Class A3, 2.28%, 1/18/2024	181	183
Series 2020-1, Class A3, 1.11%, 8/19/2024	70	70
Series 2020-2, Class A3, 0.66%, 12/18/2024	21	21
Series 2021-1, Class A3, 0.37%, 8/18/2025	86	87
Series 2020-3, Class B, 0.76%, 12/18/2025	75	75
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	100	105
BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	234
Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	88
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	56	59
CarMax Auto Owner Trust
Series 2018-2, Class A3, 2.98%, 1/17/2023	32	32
Series 2018-3, Class A3, 3.13%, 6/15/2023	92	93
Series 2019-1, Class A3, 3.05%, 3/15/2024	145	148
Series 2020-1, Class A3, 1.89%, 12/16/2024	87	89
Series 2020-3, Class A3, 0.62%, 3/17/2025	85	85
Series 2021-1, Class A3, 0.34%, 12/15/2025	41	41
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	85	89
CPS Auto Receivables Trust
Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	13	13
Series 2021-B, Class B, 0.81%, 12/15/2025 (a)	100	100
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	250	256
Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	250	255
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	250	251
Drive Auto Receivables Trust
Series 2020-1, Class A3, 2.02%, 11/15/2023	25	25
Series 2021-1, Class A3, 0.44%, 11/15/2024	49	50
Series 2020-2, Class B, 1.42%, 3/17/2025	20	20
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	65	65
Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	20	20
Exeter Automobile Receivables Trust
Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	4	4
Series 2020-3A, Class B, 0.79%, 9/16/2024	40	40
Series 2021-1A, Class B, 0.50%, 2/18/2025	78	78
Series 2021-2A, Class B, 0.57%, 9/15/2025	55	55
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	27	28
First Investors Auto Owner Trust
Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	12	12
Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	36	36
Flagship Credit Auto Trust
Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	212	212
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	105	109
Ford Credit Auto Lease Trust
Series 2020-A, Class A3, 1.85%, 3/15/2023	55	55
Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47
Series 2021-A, Class A3, 0.26%, 2/15/2024	72	73
FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	24	24
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	13	12
GLS Auto Receivables Issuer Trust Series 2020-4A, Class A, 0.52%, 2/15/2024 (a)	55	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.81%, 12/16/2022	30	31
Series 2021-1, Class A3, 0.35%, 10/16/2025	34	34
GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	78	78
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	13	14
Honda Auto Receivables Owner Trust
Series 2018-2, Class A3, 3.01%, 5/18/2022	13	13
Series 2019-4, Class A3, 1.83%, 1/18/2024	180	183
Hyundai Auto Lease Securitization Trust
Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	19	19
Series 2020-B, Class A3, 0.51%, 9/15/2023 (a)	135	135
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	4	4
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	525	530
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A3, 2.00%, 10/17/2022	45	45
Series 2020-A, Class A3, 1.84%, 12/15/2022	68	68
Series 2021-A, Class A3, 0.25%, 1/16/2024	59	59
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	53	53
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	35	35
Santander Drive Auto Receivables Trust
Series 2020-2, Class A3, 0.67%, 4/15/2024	33	33
Series 2020-3, Class B, 0.69%, 3/17/2025	65	65
Series 2021-1, Class B, 0.50%, 4/15/2025	146	147
Series 2020-4, Class C, 1.01%, 1/15/2026	50	50
Series 2021-2, Class C, 0.90%, 6/15/2026	74	74
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	148	149
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (g)	23	24
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	39	39
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	262
Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	168	171
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	74	75
Series 2020-A, Class A3, 1.66%, 5/15/2024	180	183
Series 2021-A, Class A3, 0.26%, 5/15/2025	131	131
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	56
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	98	101
Series 2018-1, Class A, 3.70%, 3/1/2030	110	112
United Auto Credit Securitization Trust
Series 2021-1, Class A, 0.34%, 7/10/2023 (a)	41	41
Series 2021-1, Class C, 0.84%, 6/10/2026 (a)	70	70
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	63	64
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	36	36
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	73	73
Series 2020-3A, Class B, 0.78%, 11/17/2025 (a)	90	91
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	157
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	130	132
Series 2017-B, Class A3, 1.95%, 2/15/2023	16	16
Series 2021-A, Class A3, 0.30%, 1/15/2026	123	123
World Omni Automobile Lease Securitization Trust
Series 2019-A, Class A3, 2.94%, 5/16/2022	40	40
Series 2020-B, Class A4, 0.52%, 2/17/2026	60	60

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	60	60

TOTAL ASSET-BACKED SECURITIES (Cost $7,765)		7,845

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Resolution Funding Corp. STRIPS DN, 3.22%, 1/15/2026 (d) (Cost $53)	60	57

	Shares (000)
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (i) (j) (Cost $1,982)	1,981	1,982

Total Investments — 99.8% (Cost $98,962)		103,069
Other Assets Less Liabilities — 0.2%		173

Net Assets — 100.0%		103,242

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of May 31, 2021.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(f)	Amount rounds to less than one thousand.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,279	$566	$7,845
Collateralized Mortgage Obligations	—	16,710	620	17,330
Commercial Mortgage-Backed Securities	—	8,063	—	8,063
Corporate Bonds	—	32,700	—	32,700
Mortgage-Backed Securities	—	10,345	—	10,345
U.S. Government Agency Securities	—	57	—	57
U.S. Treasury Obligations	—	24,747	—	24,747
Short-Term Investments
Investment Companies	1,982	—	—	1,982

Total Investments in Securities	$1,982	$99,901	$1,186	$103,069

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$894	$—	$(2)	$—	(a)	$—		$(326)	$—	$—	$566
Collateralized Mortgage Obligations	654	—	(2)	—	(a)	—	(a)	(32)	—	—	620

Total	$1,548	$—	$(4)	$—	(a)	$—	(a)	$(358)	$—	$—	$1,186

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(3).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$35	Discounted Cash Flow	Constant Prepayment Rate	3.60% - 4.20% (4.00%)
			Constant Default Rate	1.58% - 4.92% (2.70%)
			Yield (Discount Rate of Cash Flows)	3.15% - 3.53% (3.40%)

Asset-Backed Securities	35

	616	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (93.74%)
			Constant Default Rate	0.00% - 2.90% (0.16%)
			Yield (Discount Rate of Cash Flows)	1.39% - 8.07% (2.05%)

Collateralized Mortgage Obligations	616

Total	$651

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $535. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at May 31, 2021	Shares at May 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$3,631	$5,244	$6,893	$—	(c)	$—	(c)	$1,982	1,981	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.